ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at January 1	$ (32,169,000)
Net current period other comprehensive income	22,795,000	(19,115,000)	(38,226,000)
Balance at December 31	(13,046,000)	(32,169,000)
Tax provision for Other comprehensive income before reclassifications	3,900,000
Tax provision for Amounts reclassified from accumulated other comprehensive loss	6,900,000
Other income (expense), net	30,309,000	(3,012,000)	15,490,000
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other income (expense), net		2,100,000	2,800,000
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at January 1	(25,073,000)
Other comprehensive income before reclassifications, net of tax provision of $3.9 million related to unrealized gains	4,721,000
Amounts reclassified from accumulated other comprehensive loss, net of tax provision of $6.9 million related to unrealized gains	0
Net current period other comprehensive income	4,721,000
Balance at December 31	(20,352,000)
Unrealized (Losses) Gains On Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at January 1	(7,096,000)
Other comprehensive income before reclassifications, net of tax provision of $3.9 million related to unrealized gains	43,235,000
Amounts reclassified from accumulated other comprehensive loss, net of tax provision of $6.9 million related to unrealized gains	(28,833,000)
Net current period other comprehensive income	14,402,000
Balance at December 31	7,306,000
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at January 1	(32,169,000)
Other comprehensive income before reclassifications, net of tax provision of $3.9 million related to unrealized gains	47,956,000
Amounts reclassified from accumulated other comprehensive loss, net of tax provision of $6.9 million related to unrealized gains	(28,833,000)
Net current period other comprehensive income	19,123,000
Balance at December 31	$ (13,046,000)